Schedule of foreign exchange risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
-10% net income and equity [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)	$ 59	$ 176	$ 6
-10% net income and equity [member] | Account payable and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	(8)	(9)	(4)
+10% net income and equity [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)	(59)	(176)	(6)
+10% net income and equity [member] | Account payable and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	8	9	4
Trade receivables [member] | -10% net income and equity [member]
IfrsStatementLineItems [Line Items]
Trade receivables	67	185	10
Trade receivables [member] | +10% net income and equity [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(67)	(185)	(10)
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)
Carrying amounts [member] | Account payable and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	88	90	42
Carrying amounts [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 673	$ 1,847	$ 95